Financial instruments and risk management - Liquidity Risk, Additional Information (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Oct. 19, 2022 USD ($)	Mar. 16, 2022 USD ($) tranche	Feb. 28, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jan. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Aug. 15, 2022 USD ($)	Jun. 29, 2022 GBP (£)	Jun. 07, 2022 USD ($)	May 23, 2022 GBP (£)	Nov. 30, 2021 EUR (€)	Sep. 30, 2021 GBP (£)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 CHF (SFr)	Aug. 31, 2021 EUR (€)	Jul. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Feb. 28, 2021 GBP (£)	Jul. 31, 2020 GBP (£)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents				£ 3,446	£ 2,809
Commercial paper				27
Current borrowings				4,413	3,992
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs				£ 0	£ 1,681	£ 0
Liquidity Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target average centrally managed debt maturity				5 years
Average centrally managed debt maturity				9 years 10 months 24 days	10 years 1 month 6 days			9 years 10 months 24 days
Peak maturity of centrally managed debt maturing in a rolling 12-month period				1860.00%	1860.00%			1860.00%
Commercial paper issuance facility amount				£ 3,000				$ 4,000
Commercial paper				27	£ 269
Revolving credit facility				5,690	5,850
One year option exercised			one-year
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs | $	$ 600	$ 2,500
Number of tranches | tranche		2
Amount repaid at maturity										£ 180	$ 419	£ 600	€ 500			SFr 400	€ 1,100	£ 500		£ 650
Repayment of remaining term loan														£ 1,429					£ 500
Amount of term loan repaid																					£ 1,929
Issuance of perpetual hybrid bonds | €															€ 2,000
Liquidity Risk | 364-day Tranche
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility			£ 2,850
Period of tranche			364 days
Liquidity Risk | March 2027
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility			£ 2,500
Period of tranche			5 years
Liquidity Risk | Until March 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Remaining amount available			£ 3,000
Liquidity Risk | From March 2025 To March 2026
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Remaining amount available			2,850
Liquidity Risk | Bilateral facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Remaining amount available				2,100
Current borrowings				3,000	2,500
Amount withdrawn and outstanding				875	500
Liquidity Risk | Bond repaid, August 2022 one
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amount repaid at maturity | $									$ 750
Liquidity Risk | Bond repaid, August 2022 two
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amount repaid at maturity | $									$ 601
Liquidity Risk | Bond repaid, January 2023 | Repayments of borrowings
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amount repaid at maturity | €							€ 750
Liquidity Risk | March Two Thousand And Twenty Three
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility			£ 2,700
Liquidity Risk | Money Market fund
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents				£ 0	£ 0
Liquidity Risk | Top of range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target centrally managed debt maturing in a rolling 12-month period				20.00%